WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND (Prospectus Summary) | WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND
WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least

$100,000 in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page 20 of the Fund's Prospectus.

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND	INSTITUTIONAL SHARES	A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	3.50%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment):
Annual Fund Operating Expenses WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND	INSTITUTIONAL SHARES	A SHARES
Management Fees	none	none
Distribution (12b-1) and/or Service Fees	none	0.25%
Other Expenses	0.42%	0.42%
Acquired Fund Fees and Expenses	0.62%	0.62%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.04%	1.29%

EXAMPLE
This example is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,

based on these assumptions, your costs would be:

Expense Example WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
INSTITUTIONAL SHARES	106	331	574	1,271
A SHARES	477	745	1,033	1,852

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if

Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by normally investing approximately 80% to 100% of its assets in equity funds and approximately 0% to

20% of its assets in fixed income and real return funds. The Fund invests primarily in affiliated underlying funds and unaffiliated underlying funds,

including exchange traded funds ("ETFs") (together, the "Underlying Funds").

The Fund may also invest in government securities, stocks, bonds and other types of securities (i.e., securities not issued by a fund) provided that such securities are consistent with the Fund's investment objective. For cash management purposes, the Fund may hold a portion of its assets directly in U.S.

Government securities, money market funds and cash or cash equivalents.

The investment adviser uses a two-stage process to create an investment portfolio for the Fund. The first stage involves determining the percentage of the Fund's assets to be invested in the following asset classes: U.S. Equity,

International Equity, Fixed Income and "Real Return" assets (inflation-linked bonds, securities of real estate companies and investment trusts and commodity-related securities). The investment adviser anticipates allocating approximately 35-75% to U.S. Equity, 15-55% to International Equity, 0-25% to

Fixed Income and 0-25% to Real Return assets. The investment adviser may periodically adjust asset class allocations based on various quantitative and qualitative data.

The second stage involves the selection of Underlying Funds to represent each asset class and the determination of weightings among the Underlying

Funds. The investment adviser monitors the Fund's holdings daily to ensure that both the Underlying Funds selected and the actual allocations among the

Underlying Funds continue to conform to the Fund's asset class allocations over time.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The value of your investment in the

Fund, as well as the amount of return you receive on your investment may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of

Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

         o        ASSET ALLOCATION RISK: The Fund's investment performance

                  depends, in part, upon how its assets are allocated and

                  reallocated among the Underlying Funds.

         o        COMMODITY RISK: The value of commodity-related securities may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors

                  affecting a particular industry or commodity, such as drought,

                  floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

         o        DEBT SECURITY RISKS: Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

         o        EMERGING MARKETS RISK: The risk that markets of emerging

                  market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

         o        FOREIGN SECURITIES RISK: The risk that investing in foreign

                  (non-U.S.) securities may result in the Fund experiencing

                  more rapid and extreme changes in value than a fund that

                  invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political,

                  diplomatic, financial, and regulatory factors. Foreign

                  governments also may impose limits on investment and

                  repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

         o        GOVERNMENT OBLIGATIONS RISK: The risk that

                  government-sponsored entities may default on a financial

                  obligation since their securities are not insured or

                  guaranteed by the U.S. Treasury or the U.S. Government.

         o        HIGH YIELD BONDS RISK: High yield bonds are subject to the risks normally associated with investing in fixed income

                  securities. However, high yield bonds (also known as junk

                  bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds.

         o        INVESTMENTS IN AFFILIATED UNDERLYING FUNDS: The investment adviser has the ability to select and substitute the

                  Underlying Funds in which a Fund invests and may be subject to potential conflicts of interest because it may receive higher fees from certain Underlying Funds than others. However, the investment adviser is a fiduciary to the Fund and is required to act in the Fund's best interest.

         o        MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         o        NON-DIVERSIFICATION RISK: An Underlying Fund may be

                  classified as "non-diversified," which means that an

                  Underlying Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, an Underlying Fund may be more susceptible to the

                  risks associated with these particular companies, or to a

                  single economic, political or regulatory occurrence affecting these companies.

         o        PREFERRED STOCK RISK: The value of a preferred stock is

                  affected by interest rates, the credit quality of the issuing corporation and any call provisions.

         o        PORTFOLIO TURNOVER RISK: The risk that high portfolio

                  turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

         o        RISKS OF REAL ESTATE-RELATED SECURITIES: Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

                  The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. REITs involve additional risk factors including poor performance by a REIT's manager,

                  changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the

                  Investment Company Act of 1940 (the "1940 Act"). Since REITs

                  have expenses of their own, the Underlying Fund will bear a proportionate share of these expenses in addition to the

                  expenses of the Underlying Fund.

         o        SMALL-CAP RISK: Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic

                  developments. Small-cap companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.

         o        UNDERLYING FUND RISK: Because the Fund invests its assets in

                  Underlying Funds, it will be sensitive to the risks associated with the Underlying Funds and changes in the value of the

                  Underlying Funds may have a significant effect on the net

                  asset value of the Fund. These risks will be greater to the extent that the Fund invests in a larger percentage of its assets in a particular Underlying Fund. By investing in the

                  Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests, in addition to the Fund's direct fees and expenses. Your cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Underlying Funds may change their investment objective or policies without the approval of the Fund. If that were to occur, the Fund might be forced to withdraw its investment from the Underlying Fund at a time that is

                  unfavorable to the Fund. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual funds. ETFs may be subject to additional risks, including the absence of an active market, the lack of market liquidity and the shares of an ETF may trade at prices other than NAV.

         o        VALUATION RISK: The risk that an Underlying Fund has valued certain of its securities at a higher price than it can sell them.

RISK/RETURN BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

         o        changes in the Fund's performance from year-to-year; and

         o        how the Fund's average annual returns for one year, five year and since inception periods compared to those of a broad

                  measure of market preformance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970. For information on the prior history of the Fund, please see the section entitled "Prior History of the

Funds" in the Fund's Statement of Additional Information.

The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

Calendar Year-to-Date Total Return as of September 30, 2011: -12.81%

During the periods shown in the bar chart, the Fund's best quarter was up

17.70% (quarter ended June 30, 2009) and the Fund's worst quarter was down

-22.15% (quarter ended December 31, 2008).

After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Average Annual Total Returns WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
INSTITUTIONAL SHARES	Institutional Shares Return Before Taxes		13.01%	2.27%	6.26%	Jul. 15, 2003
INSTITUTIONAL SHARES After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	[1]	12.44%	1.16%		Jul. 15, 2003
INSTITUTIONAL SHARES After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.60%	1.44%		Jul. 15, 2003
A SHARES	A Shares Return Before Taxes		8.87%	1.30%	5.44%	Jul. 15, 2003
Aggressive Blended Index	Aggressive Blended Index (reflects no deduction for fees, expenses or taxes)	[2]	15.23%	3.89%	8.23%	Jul. 15, 2003
Russell 3000 Index	Russell 3000 Index Index (reflects no deduction for fees, expenses or taxes)	[2]	16.93%	4.61%	5.83%	Jul. 15, 2003
MSCI All Country World ex-US Investable Market Index	MSCI All Country World ex-US Investable Market Index (reflects no deduction for fees, expenses or taxes)		12.73%	5.14%	11.73%	Jul. 15, 2003
Dow Jones Global Aggressive Portfolio Index	Dow Jones Global Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)	[3]	19.42%	4.78%	10.06%	Jul. 15, 2003
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[3]	15.06%	2.29%	5.20%	Jul. 15, 2003
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Aggressive Blended Index is calculated by the investment adviser and represents the weighted returns of the following indices: Russell 3000 Index (55%), MSCI All Country World ex-US Investable Market Index (35%), Barclays Capital World Government Inflation-Linked Bond (ILB) Index (hedged USD) (5%), S&P Global Developed Property Index (3.5%), and the Dow Jones-UBS Commodity Index (1.5%).
[3]	Effective January 1, 2011, the Fund changed the indices it measures its performance against from the Dow Jones Global Aggressive Portfolio Index and S&P 500 Index to the Aggressive Blended Index, the Russell 3000 Index, and the MSCI All Country World ex-US Investable Market Index. This change was made to align the indices with the asset allocation of the Fund.